Major exchange rates	12 Months Ended
Dec. 31, 2022
Effects Of Changes In Foreign Exchange Rates [Abstract]
Major exchange rates	Major exchange rates
The following major exchange rates have been used in preparing the consolidated financial statements:

	closing rates			average rates
1 XXX = x,xxxx USD	December 31, 2022	December 31, 2021	December 31, 2020	2022	2021	2020
EUR	1.0666	1.1326	1.2271	1.0555	1.1894	1.1384
GBP	1.2026	1.3479	1.3649	1.2415	1.3778	1.2860